Variable Interest Entities and Securitizations (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities and Securitizations [Abstract]
Schedule of Total Assets and Total Liabilities Associated With Variable Interests in Consolidated VIEs	The following table presents the total assets and total liabilities associated with the Company’s variable interests in consolidated VIEs, as classified in the consolidated balance sheets (in thousands):
	As of December 31, 2024
	Securitization Vehicles	Warehouse Facilities(1)	Total
Assets:
Restricted cash	$29,213	$18,895	$48,108
Finance receivables at fair value	214,420	252,900	467,320
Finance receivables held for sale	178,845	131,120	309,965
Interest receivable	6,892	6,370	13,262
Other assets	6,057	4,700	10,757
Total Assets	$435,427	$413,985	$849,412
Liabilities:
Securitization debt	$353,356	$—	$353,356
Warehouse credit facilities	—	359,912	359,912
Other liabilities	3,597	10,244	13,841
Total Liabilities	$356,953	$370,156	$727,109
	As of December 31, 2023
	Securitization Vehicles	Warehouse Facilities(1)	Total
Assets:
Restricted cash	$28,458	$20,688	$49,146
Finance receivables at fair value	316,998	24,446	341,444
Finance receivables held for sale	—	457,185	457,185
Interest receivable	6,107	7,586	13,693
Other assets	6,283	6,987	13,270
Total Assets	$357,846	$516,892	$874,738
Liabilities:
Securitization debt	$314,095	$—	$314,095
Warehouse credit facilities	—	421,268	421,268
Other liabilities	4,534	9,801	14,335
Total Liabilities	$318,629	$431,069	$749,698

(1)      Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs for further details of the warehouse facilities.

Schedule of Unconsolidated Variable Interest Entity

The following table summarizes the amortized cost, the carrying amount, which is the fair value, and the maximum exposure to losses of UACC’s assets related to unconsolidated VIEs (in thousands):

	As of December 31, 2024			As of December 31, 2023
	Aggregate Principal Balance	Carrying Value	Total Exposure	Aggregate Principal Balance	Carrying Value	Total Exposure
Rated notes	$2,106	$1,992	$1,992	$4,538	$4,345	$4,345
Certificates	—	192	192	—	140	140
Other assets	310	310	310	310	310	310
Total unconsolidated VIEs	$2,416	$2,494	$2,494	$4,848	$4,795	$4,795